UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4526

Name of Registrant:	Vanguard Quantitative Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1:	Schedule of Investments

Vanguard Growth & Income Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.4%)

Consumer Discretionary (10.1%)
News Corp., Class A	8,292,600	178,125
* DIRECTV Group, Inc.	4,227,200	105,426
Target Corp.	1,740,200	99,278
Omnicom Group Inc.	942,400	98,518
Sherwin-Williams Co.	1,281,000	81,446
J.C. Penney Co., Inc. (Holding Co.)	862,100	66,692
* Kohl's Corp.	710,200	48,599
McDonald's Corp.	1,068,000	47,344
Home Depot, Inc.	667,100	26,791
Mattel, Inc.	1,153,700	26,143
Harley-Davidson, Inc.	85,900	6,053
TJX Cos., Inc.	101,300	2,889
* Big Lots Inc.	93,000	2,131

		789,435

Consumer Staples (8.2%)
Walgreen Co.	3,550,900	162,951
The Coca-Cola Co.	2,351,100	113,441
General Mills, Inc.	1,676,700	96,578
PepsiCo, Inc.	1,070,500	66,960
The Kroger Co.	2,126,400	49,056
Archer-Daniels-Midland Co.	1,003,000	32,056
Reynolds American Inc.	447,400	29,291
McCormick & Co., Inc.	598,700	23,086
The Estee Lauder Cos. Inc. Class A	462,600	18,883
Kimberly-Clark Corp.	243,700	16,559
Altria Group, Inc.	167,200	14,349
The Procter & Gamble Co.	218,800	14,062

		637,272

Energy (10.1%)
ExxonMobil Corp.	4,084,636	313,006
XTO Energy, Inc.	2,949,500	138,774
Marathon Oil Corp.	1,462,700	135,300
ConocoPhillips Co.	1,824,519	131,274
* Nabors Industries, Inc.	1,710,000	50,924
Sunoco, Inc.	108,000	6,735
Chevron Corp.	74,600	5,485
Halliburton Co.	88,800	2,757

		784,255

Financials (22.0%)
Bank of America Corp.	5,490,799	293,154
The Goldman Sachs Group, Inc.	1,035,700	206,467
Wachovia Corp.	2,962,350	168,706
National City Corp.	4,165,400	152,287
Lehman Brothers Holdings, Inc.	1,926,200	150,475
AFLAC Inc.	3,258,600	149,896
Ambac Financial Group, Inc.	1,304,400	116,183
Citigroup, Inc.	1,740,200	96,929
The Allstate Corp.	1,254,100	81,654
Wells Fargo & Co.	1,459,700	51,907
SLM Corp.	872,000	42,527
Cincinnati Financial Corp.	868,608	39,357
Safeco Corp.	621,700	38,887
MetLife, Inc.	532,500	31,423
Comerica, Inc.	442,500	25,966
CIT Group Inc.	411,500	22,949
Bear Stearns Co., Inc.	107,600	17,515
Morgan Stanley	190,200	15,488
Boston Properties, Inc. REIT	72,800	8,145
The Chubb Corp.	72,800	3,852
Plum Creek Timber Co. Inc. REIT	76,200	3,037

		1,716,804

Health Care (12.6%)
Johnson & Johnson	3,961,000	261,505
Pfizer Inc.	6,061,827	157,001
Caremark Rx, Inc.	1,970,700	112,547
* Thermo Fisher Scientific, Inc.	1,937,600	87,754
Aetna Inc.	1,888,200	81,532
* Amgen, Inc.	1,138,000	77,737
Abbott Laboratories	1,211,200	58,997
Mylan Laboratories, Inc.	2,150,300	42,920
UnitedHealth Group Inc.	733,600	39,416
Cardinal Health, Inc.	482,100	31,062
AmerisourceBergen Corp.	493,300	22,179
Quest Diagnostics, Inc.	134,300	7,118
Merck & Co., Inc.	107,100	4,670

		984,438

Industrials (11.8%)
General Electric Co.	7,470,400	277,973
Lockheed Martin Corp.	1,823,600	167,899
Norfolk Southern Corp.	2,182,100	109,738
Caterpillar, Inc.	1,608,100	98,625
PACCAR, Inc.	1,194,400	77,517
Northrop Grumman Corp.	840,100	56,875
Ingersoll-Rand Co.	1,358,400	53,154
Cummins Inc.	318,200	37,605
CSX Corp.	693,100	23,863
Raytheon Co.	169,200	8,934
Honeywell International Inc.	196,100	8,871

		921,054

Information Technology (14.8%)
International Business Machines Corp.	2,570,700	249,743
* Cisco Systems, Inc.	7,604,100	207,820
Hewlett-Packard Co.	4,129,600	170,098
* Oracle Corp.	7,345,700	125,905
Xilinx, Inc.	4,041,200	96,221
QUALCOMM Inc.	1,864,200	70,448
* Google Inc.	143,000	65,849
* BMC Software, Inc.	938,500	30,220
Molex, Inc.	799,200	25,279
* Novellus Systems, Inc.	729,400	25,106
Paychex, Inc.	542,500	21,450
* Intuit, Inc.	603,700	18,419
Jabil Circuit, Inc.	573,100	14,070
* Network Appliance, Inc.	325,500	12,786
Microsoft Corp.	322,426	9,628
* Lexmark International, Inc.	131,100	9,597
* LSI Logic Corp.	330,100	2,971

		1,155,610

Materials (3.7%)
Rohm & Haas Co.	1,432,300	73,219
Nucor Corp.	1,055,800	57,710
Freeport-McMoRan Copper & Gold, Inc. Class B	936,700	52,202
Ashland, Inc.	536,900	37,143
* Pactiv Corp.	794,800	28,366
United States Steel Corp.	274,700	20,091
Bemis Co., Inc.	343,500	11,672
Phelps Dodge Corp.	78,800	9,434

		289,837

Telecommunication Services (2.5%)
AT&T Inc.	4,393,900	157,082
Verizon Communications Inc.	676,600	25,197
* Qwest Communications International Inc.	1,089,200	9,117
CenturyTel, Inc.	56,300	2,458

		193,854

Utilities (3.6%)
TXU Corp.	2,488,500	134,902
PG&E Corp.	1,918,400	90,798
Constellation Energy Group, Inc.	598,400	41,212
KeySpan Corp.	338,700	13,948
CenterPoint Energy Inc.	151,800	2,517
* Dynegy, Inc.	36,893	267

		283,644

Total Common Stocks
(Cost $6,495,825)		7,756,203

Temporary Cash Investments (0.4%)

Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund, 5.294%	32,040,345	32,040

	Face Amount ($000)

U.S. Government Obligation (0.0%)
U.S. Treasury Bill
2 4.865%, 3/15/07	2,000	1,981

Total Temporary Cash Investments
(Cost $34,020)		34,021

Total Investments (99.8%)
(Cost $6,529,845)		7,790,224

Other Assets and Liabilities—Net (0.2%)		11,680

Net Assets (100%)		7,801,904

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $1,981,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2006, the cost of investment securities for tax purposes was $6,529,845,000. Net unrealized appreciation of investment securities for tax purposes was $1,260,379,000, consisting of unrealized gains of $1,333,112,000 on securities that had risen in value since their purchase and $72,733,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	110	39,281	75

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Large-Cap Equity Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (10.6%)
* Comcast Corp. Class A	130,797	5,537
The Walt Disney Co.	140,263	4,807
Time Warner, Inc.	193,080	4,205
Home Depot, Inc.	97,660	3,922
Omnicom Group Inc.	32,168	3,363
McDonald's Corp.	69,968	3,102
Lowe's Cos., Inc.	85,858	2,674
J.C. Penney Co., Inc. (Holding Co.)	34,555	2,673
General Motors Corp.	84,586	2,598
Whirlpool Corp.	29,090	2,415
Meredith Corp.	42,224	2,379
International Game Technology	51,297	2,370
Darden Restaurants Inc.	54,744	2,199
News Corp., Class A	98,144	2,108
Target Corp.	36,693	2,093
Nordstrom, Inc.	36,628	1,807
Sherwin-Williams Co.	28,341	1,802
Best Buy Co., Inc.	36,250	1,783
Jones Apparel Group, Inc.	53,300	1,782
* Starbucks Corp.	42,571	1,508
* DIRECTV Group, Inc.	55,900	1,394
* Kohl's Corp.	19,100	1,307
* Office Depot, Inc.	31,408	1,199
Limited Brands, Inc.	40,580	1,174
Leggett & Platt, Inc.	47,500	1,135
Dillard's Inc.	31,522	1,102
Yum! Brands, Inc.	17,700	1,041
Federated Department Stores, Inc.	25,700	980
Johnson Controls, Inc.	11,000	945
CBS Corp.	29,749	928
VF Corp.	10,963	900
* Viacom Inc. Class B	21,650	888
* Wyndham Worldwide Corp.	24,566	787
TJX Cos., Inc.	25,300	722
Newell Rubbermaid, Inc.	22,075	639
Starwood Hotels & Resorts Worldwide, Inc.	10,200	637
Liz Claiborne, Inc.	14,300	621
The McGraw-Hill Cos., Inc.	8,800	599
Carnival Corp.	10,907	535
Mattel, Inc.	21,300	483
Eastman Kodak Co.	16,100	415
Genuine Parts Co.	7,370	350
Tribune Co.	10,700	329
* Interpublic Group of Cos., Inc.	24,800	304
Family Dollar Stores, Inc.	8,500	249
* Apollo Group, Inc. Class A	6,000	234
* Big Lots Inc.	9,500	218
* The Goodyear Tire & Rubber Co.	10,000	210
* AutoNation, Inc.	8,610	183
Harley-Davidson, Inc.	2,400	169
Snap-On Inc.	3,300	157
* Sears Holdings Corp.	600	101
Centex Corp.	800	45

		76,107

Consumer Staples (9.3%)
The Procter & Gamble Co.	189,199	12,160
Altria Group, Inc.	109,940	9,435
Wal-Mart Stores, Inc.	139,364	6,436
The Coca-Cola Co.	130,293	6,287
PepsiCo, Inc.	81,099	5,073
The Kroger Co.	133,542	3,081
Kimberly-Clark Corp.	36,249	2,463
Molson Coors Brewing Co. Class B	32,100	2,454
CVS Corp.	72,668	2,246
Reynolds American Inc.	31,140	2,039
Walgreen Co.	39,899	1,831
Archer-Daniels-Midland Co.	56,900	1,819
Sara Lee Corp.	102,800	1,751
The Pepsi Bottling Group, Inc.	53,945	1,667
Anheuser-Busch Cos., Inc.	28,286	1,392
Colgate-Palmolive Co.	18,154	1,184
General Mills, Inc.	19,700	1,135
Safeway, Inc.	24,923	861
Brown-Forman Corp. Class B	12,780	847
Costco Wholesale Corp.	12,754	674
Sysco Corp.	15,180	558
The Clorox Co.	8,500	545
The Estee Lauder Cos. Inc. Class A	13,069	533

		66,471

Energy (9.8%)
ExxonMobil Corp.	338,255	25,920
Chevron Corp.	113,857	8,372
ConocoPhillips Co.	92,682	6,668
Schlumberger Ltd.	76,055	4,804
Marathon Oil Corp.	27,788	2,570
* Nabors Industries, Inc.	84,046	2,503
Sunoco, Inc.	38,900	2,426
Halliburton Co.	67,938	2,109
Anadarko Petroleum Corp.	40,370	1,757
Occidental Petroleum Corp.	34,786	1,699
Baker Hughes, Inc.	18,300	1,366
XTO Energy, Inc.	28,128	1,323
* National Oilwell Varco Inc.	20,700	1,266
Valero Energy Corp.	23,621	1,208
BJ Services Co.	38,400	1,126
Chesapeake Energy Corp.	34,201	994
Devon Energy Corp.	14,734	988
* Weatherford International Ltd.	23,100	965
Hess Corp.	15,984	792
* Transocean Inc.	7,500	607
Rowan Cos., Inc.	16,114	535
Apache Corp.	7,583	504
El Paso Corp.	5,500	84

		70,586

Financials (22.3%)
Citigroup, Inc.	263,717	14,689
Bank of America Corp.	266,493	14,228
JPMorgan Chase & Co.	209,506	10,119
American International Group, Inc.	136,883	9,809
Wells Fargo & Co.	188,511	6,703
Morgan Stanley	69,698	5,676
Wachovia Corp.	94,782	5,398
The Goldman Sachs Group, Inc.	25,977	5,179
Merrill Lynch & Co., Inc.	47,612	4,433
Fannie Mae	66,096	3,925
U.S. Bancorp	99,502	3,601
American Express Co.	56,243	3,412
PNC Financial Services Group	41,851	3,099
The Allstate Corp.	46,706	3,041
Bear Stearns Co., Inc.	18,481	3,008
Washington Mutual, Inc.	62,346	2,836
The St. Paul Travelers, Cos. Inc.	52,351	2,811
Ameriprise Financial, Inc.	50,220	2,737
Lehman Brothers Holdings, Inc.	34,977	2,732
Safeco Corp.	40,946	2,561
KeyCorp	64,525	2,454
ACE Ltd.	38,050	2,305
Loews Corp.	52,243	2,167
MetLife, Inc.	35,881	2,117
Simon Property Group, Inc. REIT	20,836	2,110
Freddie Mac	30,169	2,048
National City Corp.	52,686	1,926
* E*TRADE Financial Corp.	82,537	1,850
Comerica, Inc.	30,302	1,778
Ambac Financial Group, Inc.	18,452	1,643
Prudential Financial, Inc.	19,082	1,638
The Hartford Financial Services Group Inc.	16,802	1,568
Archstone-Smith Trust REIT	26,541	1,545
Regions Financial Corp.	40,700	1,522
Countrywide Financial Corp.	34,407	1,461
Torchmark Corp.	22,219	1,417
The Chubb Corp.	26,136	1,383
Boston Properties, Inc. REIT	10,489	1,174
Apartment Investment & Management Co. Class A REIT	20,600	1,154
State Street Corp.	16,027	1,081
Capital One Financial Corp.	13,698	1,052
The Chicago Mercantile Exchange	1,960	999
CIT Group Inc.	17,900	998
SunTrust Banks, Inc.	11,554	976
Mellon Financial Corp.	23,100	974
The Bank of New York Co., Inc.	22,773	897
Equity Office Properties Trust REIT	18,400	886
Genworth Financial Inc.	23,854	816
Plum Creek Timber Co. Inc. REIT	19,359	771
Synovus Financial Corp.	20,143	621
BB&T Corp.	13,987	614
Fifth Third Bancorp	13,422	549
AFLAC Inc.	11,769	541
M & T Bank Corp.	3,900	476
Equity Residential REIT	9,121	463
The Principal Financial Group, Inc.	7,300	429
SLM Corp.	8,227	401
Charles Schwab Corp.	19,600	379
Franklin Resources Corp.	3,133	345
* Realogy Corp.	11,333	344
XL Capital Ltd. Class A	4,500	324
Huntington Bancshares Inc.	13,300	316
Progressive Corp. of Ohio	12,592	305
Northern Trust Corp.	4,500	273
T. Rowe Price Group Inc.	5,400	236
* CB Richard Ellis Group, Inc.	5,200	173
MBIA, Inc.	2,224	162
Compass Bancshares Inc.	2,351	140
MGIC Investment Corp.	2,052	128
Vornado Realty Trust REIT	770	94

		160,020

Health Care (12.0%)
Johnson & Johnson	176,498	11,652
Pfizer Inc.	436,169	11,297
Merck & Co., Inc.	137,401	5,991
UnitedHealth Group Inc.	74,612	4,009
* Amgen, Inc.	57,597	3,934
Abbott Laboratories	71,039	3,460
Wyeth	61,539	3,134
Medtronic, Inc.	51,234	2,742
Schering-Plough Corp.	114,757	2,713
McKesson Corp.	52,281	2,651
* Biogen Idec Inc.	53,111	2,612
Eli Lilly & Co.	42,056	2,191
Bristol-Myers Squibb Co.	81,617	2,148
Baxter International, Inc.	44,464	2,063
* WellPoint Inc.	25,555	2,011
Becton, Dickinson & Co.	28,505	2,000
Mylan Laboratories, Inc.	94,028	1,877
Quest Diagnostics, Inc.	31,600	1,675
Aetna Inc.	37,413	1,615
Manor Care, Inc.	30,312	1,422
* Laboratory Corp. of America Holdings	19,080	1,402
Caremark Rx, Inc.	24,047	1,373
Cardinal Health, Inc.	20,904	1,347
* Barr Pharmaceuticals Inc.	26,000	1,303
* Celgene Corp.	21,700	1,248
AmerisourceBergen Corp.	27,369	1,230
CIGNA Corp.	8,910	1,172
* Gilead Sciences, Inc.	15,173	985
* Forest Laboratories, Inc.	17,800	901
* Medco Health Solutions, Inc.	16,500	882
* Watson Pharmaceuticals, Inc.	31,000	807
* King Pharmaceuticals, Inc.	50,618	806
* Humana Inc.	9,200	509
* Boston Scientific Corp.	21,948	377
* Zimmer Holdings, Inc.	4,213	330
IMS Health, Inc.	11,300	311
Stryker Corp.	2,950	163

		86,343

Industrials (10.8%)
General Electric Co.	571,811	21,277
United Parcel Service, Inc.	60,827	4,561
Tyco International Ltd.	116,252	3,534
The Boeing Co.	36,385	3,232
United Technologies Corp.	46,054	2,879
3M Co.	33,232	2,590
Lockheed Martin Corp.	27,847	2,564
Cummins Inc.	20,648	2,440
Parker Hannifin Corp.	31,687	2,436
Honeywell International Inc.	48,487	2,194
Raytheon Co.	40,105	2,118
Northrop Grumman Corp.	29,321	1,985
Waste Management, Inc.	52,367	1,926
FedEx Corp.	17,244	1,873
CSX Corp.	54,384	1,872
Caterpillar, Inc.	25,575	1,569
Burlington Northern Santa Fe Corp.	21,091	1,557
Cooper Industries, Inc. Class A	15,900	1,438
Eaton Corp.	18,400	1,383
Goodrich Corp.	30,348	1,382
General Dynamics Corp.	18,444	1,371
Emerson Electric Co.	29,858	1,316
Norfolk Southern Corp.	23,300	1,172
* Allied Waste Industries, Inc.	92,113	1,132
PACCAR, Inc.	16,750	1,087
Ingersoll-Rand Co.	26,836	1,050
Masco Corp.	34,910	1,043
Union Pacific Corp.	10,798	994
* Navistar International Corp.	27,820	930
Textron, Inc.	7,100	666
Rockwell Automation, Inc.	9,900	605
Pitney Bowes, Inc.	12,500	577
Illinois Tool Works, Inc.	8,708	402
Cintas Corp.	8,400	334
Ryder System, Inc.	3,510	179

		77,668

Information Technology (15.2%)
Microsoft Corp.	488,833	14,597
* Cisco Systems, Inc.	356,489	9,743
International Business Machines Corp.	93,045	9,039
Hewlett-Packard Co.	171,615	7,069
Intel Corp.	325,868	6,599
* Google Inc.	11,985	5,519
* Oracle Corp.	232,537	3,986
* Apple Computer, Inc.	45,646	3,873
* Agilent Technologies, Inc.	82,917	2,890
QUALCOMM Inc.	74,892	2,830
Motorola, Inc.	134,589	2,767
* Fiserv, Inc.	51,682	2,709
* Intuit, Inc.	84,874	2,590
* Dell Inc.	99,964	2,508
Texas Instruments, Inc.	86,263	2,484
Automatic Data Processing, Inc.	45,520	2,242
Molex, Inc.	69,200	2,189
* Corning, Inc.	112,061	2,097
* Computer Sciences Corp.	37,196	1,985
* Novellus Systems, Inc.	52,401	1,804
* LSI Logic Corp.	175,400	1,579
* Lexmark International, Inc.	19,997	1,464
* BMC Software, Inc.	44,933	1,447
Applied Materials, Inc.	78,134	1,442
* eBay Inc.	43,546	1,309
Electronic Data Systems Corp.	46,240	1,274
* Convergys Corp.	51,721	1,230
* Yahoo! Inc.	42,745	1,092
* Advanced Micro Devices, Inc.	52,932	1,077
Western Union Co.	45,133	1,012
* EMC Corp.	73,350	968
* Teradyne, Inc.	58,288	872
* Network Appliance, Inc.	20,900	821
National Semiconductor Corp.	31,600	717
* Micron Technology, Inc.	43,644	609
* Xerox Corp.	28,100	476
First Data Corp.	17,833	455
* Symantec Corp.	21,700	452
* Sanmina-SCI Corp.	97,800	337
* Tellabs, Inc.	30,200	310
* Affiliated Computer Services, Inc. Class A	3,700	181
* Parametric Technology Corp.	6,240	112

		108,756

Materials (2.9%)
Nucor Corp.	49,200	2,689
Freeport-McMoRan Copper & Gold, Inc. Class B	46,655	2,600
E.I. du Pont de Nemours & Co.	51,870	2,527
Alcoa Inc.	72,500	2,176
* Pactiv Corp.	56,278	2,009
Allegheny Technologies Inc.	19,100	1,732
Dow Chemical Co.	36,358	1,452
United States Steel Corp.	19,106	1,397
Phelps Dodge Corp.	11,378	1,362
Temple-Inland Inc.	21,140	973
Monsanto Co.	15,470	813
Newmont Mining Corp. (Holding Co.)	9,816	443
Rohm & Haas Co.	4,853	248
Ashland, Inc.	3,500	242

		20,663

Telecommunication Services (3.5%)
AT&T Inc.	221,998	7,936
Verizon Communications Inc.	182,080	6,781
BellSouth Corp.	85,641	4,035
Sprint Nextel Corp.	133,282	2,518
Embarq Corp.	44,113	2,319
* Qwest Communications International Inc.	148,248	1,241
Alltel Corp.	9,440	571

		25,401

Utilities (3.5%)
FirstEnergy Corp.	54,675	3,297
PG&E Corp.	66,032	3,125
CenterPoint Energy Inc.	160,594	2,663
American Electric Power Co., Inc.	55,935	2,382
TXU Corp.	41,281	2,238
Xcel Energy, Inc.	85,503	1,972
Exelon Corp.	25,975	1,608
Duke Energy Corp.	48,170	1,600
DTE Energy Co.	29,700	1,438
NiSource, Inc.	58,500	1,410
Pinnacle West Capital Corp.	27,000	1,369
Dominion Resources, Inc.	11,168	936
Southern Co.	22,212	819
KeySpan Corp.	12,900	531
Nicor Inc.	1,400	66

		25,454

Total Common Stocks
(Cost $675,623)	717,469

	Face Amount ($000)

Temporary Cash Investment (0.0%)

U.S. Agency Obligation
1 Federal National Mortgage Assn
2 5.190%, 2/9/07
(Cost $100)	100	99

Total Investments (99.9%)
(Cost $675,723)		717,568

Other Assets and Liabilities—Net (0.1%)		483

Net Assets (100%)		718,051

*	Non-income-producing security.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	Securities with a value of $99,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2006, the cost of investment securities for tax purposes was $675,723,000. Net unrealized appreciation of investment securities for tax purposes was $41,845,000, consisting of unrealized gains of $48,509,000 on securities that had risen in value since their purchase and $6,664,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	10	714	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Broad Market Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.6%)

Consumer Discretionary (11.7%)
The Walt Disney Co.	18,290	627
* Comcast Corp. Class A	13,410	568
Time Warner, Inc.	22,090	481
Home Depot, Inc.	11,720	471
Lowe's Cos., Inc.	14,170	441
McDonald's Corp.	8,460	375
* Kohl's Corp.	5,400	370
Omnicom Group Inc.	3,480	364
J.C. Penney Co., Inc. (Holding Co.)	4,540	351
Target Corp.	5,990	342
News Corp., Class A	15,790	339
General Motors Corp.	10,500	323
Yum! Brands, Inc.	5,110	300
Polo Ralph Lauren Corp.	3,530	274
Whirlpool Corp.	3,100	257
Phillips-Van Heusen Corp.	5,070	254
* DIRECTV Group, Inc.	10,170	254
Federated Department Stores, Inc.	6,100	233
Men's Wearhouse, Inc.	5,950	228
Darden Restaurants Inc.	5,600	225
Nordstrom, Inc.	4,500	222
Domino's Pizza, Inc.	7,900	221
* The Dress Barn, Inc.	9,130	213
Dillard's Inc.	6,000	210
International Game Technology	4,460	206
* EchoStar Communications Corp. Class A	5,350	203
* Interface, Inc.	14,100	201
* Starbucks Corp.	5,260	186
* Spanish Broadcasting System, Inc.	44,600	183
TJX Cos., Inc.	6,400	183
* Viacom Inc. Class B	4,395	180
* Clear Channel Outdoor Holdings, Inc. Class A	6,310	176
Abercrombie & Fitch Co.	2,431	169
Newell Rubbermaid, Inc.	5,800	168
Jackson Hewitt Tax Service Inc.	4,670	159
* Jack in the Box Inc.	2,500	153
Sherwin-Williams Co.	2,200	140
CBS Corp.	4,355	136
* Liberty Global, Inc. Class A	4,590	134
Steven Madden, Ltd.	3,706	130
Best Buy Co., Inc.	2,590	127
ServiceMaster Co.	9,420	124
NIKE, Inc. Class B	1,210	120
Clear Channel Communications, Inc.	3,270	116
* Tenneco Automotive, Inc.	4,400	109
* TRW Automotive Holdings Corp.	4,200	109
Weyco Group, Inc.	4,300	107
Starwood Hotels & Resorts Worldwide, Inc.	1,600	100
* AutoNation, Inc.	4,659	99
International Speedway Corp.	1,900	97
Washington Post Co. Class B	130	97
* Las Vegas Sands Corp.	1,000	89
* Guess ?, Inc.	1,400	89
* Laureate Education Inc.	1,400	68
Thor Industries, Inc.	1,500	66
The McGraw-Hill Cos., Inc.	900	61
* AnnTaylor Stores Corp.	1,800	59
Genuine Parts Co.	1,200	57
* Univision Communications Inc.	1,600	57
Eastman Kodak Co.	2,000	52
VF Corp.	600	49
* Wyndham Worldwide Corp.	1,394	45
World Wrestling Entertainment, Inc.	2,013	33
* NVR, Inc.	30	19
* K2 Inc.	800	11
Wolverine World Wide, Inc.	350	10
Aaron Rents, Inc.	300	9
Entercom Communications Corp.	300	8
Regal Entertainment Group Class A	310	7

		12,644

Consumer Staples (8.2%)
The Procter & Gamble Co.	22,520	1,447
Altria Group, Inc.	14,350	1,232
Wal-Mart Stores, Inc.	16,910	781
The Coca-Cola Co.	13,990	675
PepsiCo, Inc.	9,630	602
The Kroger Co.	13,800	318
Reynolds American Inc.	4,440	291
CVS Corp.	9,310	288
Carolina Group	4,270	276
Archer-Daniels-Midland Co.	7,500	240
Colgate-Palmolive Co.	3,530	230
Kraft Foods Inc.	6,230	222
Kimberly-Clark Corp.	3,170	215
Corn Products International, Inc.	5,810	201
Walgreen Co.	4,330	199
Del Monte Foods Co.	17,870	197
Kellogg Co.	3,820	191
Brown-Forman Corp. Class B	2,550	169
Costco Wholesale Corp.	3,070	162
Anheuser-Busch Cos., Inc.	3,090	152
* The Pantry, Inc.	2,780	130
The Clorox Co.	1,860	119
Safeway, Inc.	2,960	102
The Pepsi Bottling Group, Inc.	3,100	96
* Energizer Holdings, Inc.	1,160	82
The Estee Lauder Cos. Inc. Class A	1,800	73
Sysco Corp.	1,230	45

		8,735

Energy (8.6%)
ExxonMobil Corp.	40,220	3,082
Chevron Corp.	16,665	1,225
ConocoPhillips Co.	12,954	932
Marathon Oil Corp.	3,570	330
ENSCO International, Inc.	5,130	257
Tidewater Inc.	5,000	242
Anadarko Petroleum Corp.	5,340	232
Halliburton Co.	7,070	220
* Grey Wolf, Inc.	31,620	217
Helmerich & Payne, Inc.	8,840	216
Valero Energy Corp.	4,192	214
* Unit Corp.	4,299	208
* Swift Energy Co.	4,500	202
Occidental Petroleum Corp.	3,840	188
Frontier Oil Corp.	6,480	186
* Hercules Offshore, Inc.	6,400	185
Baker Hughes, Inc.	2,210	165
Chesapeake Energy Corp.	4,800	139
Patterson-UTI Energy, Inc.	4,765	111
Sunoco, Inc.	1,700	106
Devon Energy Corp.	1,460	98
Hess Corp.	1,800	89
* Pioneer Drilling Co.	6,331	84
* Todco Class A	2,330	80
XTO Energy, Inc.	1,370	64
Apache Corp.	740	49
* Basic Energy Services Inc.	1,500	37
* Grant Prideco, Inc.	900	36
* Vaalco Energy, Inc.	5,200	35
* Trico Marine Services, Inc.	900	34
* Superior Energy Services, Inc.	400	13
* Lone Star Technologies, Inc.	200	10

		9,286

Financials (22.3%)
Citigroup, Inc.	34,120	1,900
Bank of America Corp.	31,382	1,675
JPMorgan Chase & Co.	26,146	1,263
American International Group, Inc.	13,600	975
Wells Fargo & Co.	23,110	822
Wachovia Corp.	12,989	740
Morgan Stanley	8,750	713
Merrill Lynch & Co., Inc.	7,540	702
U.S. Bancorp	15,350	556
The Goldman Sachs Group, Inc.	2,580	514
Fannie Mae	8,490	504
American Express Co.	7,420	450
Prudential Financial, Inc.	4,640	398
Lehman Brothers Holdings, Inc.	5,080	397
The Allstate Corp.	6,070	395
Regions Financial Corp.	9,800	367
PNC Financial Services Group	4,940	366
Freddie Mac	4,740	322
Ameriprise Financial, Inc.	5,800	316
KeyCorp	8,150	310
Simon Property Group, Inc. REIT	2,896	293
Archstone-Smith Trust REIT	4,800	279
Comerica, Inc.	4,700	276
Safeco Corp.	4,400	275
A.G. Edwards & Sons, Inc.	4,347	275
Bear Stearns Co., Inc.	1,660	270
The First Marblehead Corp.	4,800	262
The Chubb Corp.	4,870	258
Nationwide Financial Services, Inc.	4,700	255
The St. Paul Travelers, Cos. Inc.	4,740	254
National City Corp.	6,810	249
American Financial Group, Inc.	6,750	242
Advanta Corp. Class B	5,269	230
Apartment Investment & Management Co. Class A REIT	4,040	226
* EZCORP, Inc.	13,800	224
Downey Financial Corp.	2,970	216
SL Green Realty Corp. REIT	1,600	212
IndyMac Bancorp, Inc.	4,600	208
The Hartford Financial Services Group Inc.	2,070	193
Avalonbay Communities, Inc. REIT	1,480	192
MetLife, Inc.	3,200	189
Washington Mutual, Inc.	4,133	188
Host Marriott Corp. REIT	7,200	177
Colonial BancGroup, Inc.	6,770	174
Countrywide Financial Corp.	3,990	169
Corus Bankshares Inc.	7,068	163
Camden Property Trust REIT	2,178	161
Ambac Financial Group, Inc.	1,640	146
Fifth Third Bancorp	3,300	135
WSFS Financial Corp.	2,000	134
Franklin Resources Corp.	1,210	133
Loews Corp.	3,210	133
Radian Group, Inc.	2,440	132
United Dominion Realty Trust REIT	4,100	130
Odyssey Re Holdings Corp.	3,400	127
The Principal Financial Group, Inc.	2,100	123
Raymond James Financial, Inc.	3,990	121
Mellon Financial Corp.	2,860	121
Capital One Financial Corp.	1,460	112
Essex Property Trust, Inc. REIT	800	103
Federal Realty Investment Trust REIT	1,200	102
Genworth Financial Inc.	2,960	101
SunTrust Banks, Inc.	1,190	101
Equity Residential REIT	1,880	95
Home Properties, Inc. REIT	1,600	95
The Bank of New York Co., Inc.	2,300	91
Boston Properties, Inc. REIT	800	90
Community Trust Bancorp Inc.	2,100	87
Northern Trust Corp.	1,400	85
CIT Group Inc.	1,390	78
* Argonaut Group, Inc.	2,100	73
Kimco Realty Corp. REIT	1,535	69
Synovus Financial Corp.	2,180	67
Ohio Casualty Corp.	2,100	63
Assurant, Inc.	1,100	61
Equity Inns, Inc. REIT	3,700	59
Zions Bancorp	700	58
Zenith National Insurance Corp.	1,200	56
BB&T Corp.	1,280	56
First Financial Holdings, Inc.	1,400	55
* Realogy Corp.	1,742	53
BOK Financial Corp.	900	49
Innkeepers USA Trust REIT	3,100	48
AFLAC Inc.	1,040	48
* CB Richard Ellis Group, Inc.	1,200	40
New Plan Excel Realty Trust REIT	1,400	38
iStar Financial Inc. REIT	800	38
Huntington Bancshares Inc.	1,600	38
Forest City Enterprise Class A	500	29
Fidelity National Financial, Inc. Class A	1,183	28
TCF Financial Corp.	1,000	27
Charles Schwab Corp.	1,400	27
The St. Joe Co.	500	27
SLM Corp.	480	23
First American Corp.	570	23
Post Properties, Inc. REIT	500	23
Rayonier Inc. REIT	550	23
Colonial Properties Trust REIT	480	23
Bank of Hawaii Corp.	400	22
* AmeriCredit Corp.	844	21
Taubman Co. REIT	400	20
Jones Lang LaSalle Inc.	200	18
Thornburg Mortgage, Inc. REIT	700	18
Progressive Corp. of Ohio	680	16
Tanger Factory Outlet Centers, Inc. REIT	400	16
SWS Group, Inc.	400	14
Annaly Mortgage Management Inc. REIT	900	13
Commerce Group, Inc.	400	12
Pennsylvania REIT	300	12
Mid-America Apartment Communities, Inc. REIT	200	11
American Home Mortgage Investment Corp. REIT	300	11
Crescent Real Estate, Inc. REIT	510	10
Senior Housing Properties Trust REIT	400	10
New Century Financial Corp. REIT	300	9
Newcastle Investment Corp. REIT	300	9
Inland Real Estate Corp. REIT	500	9
LaSalle Hotel Properties REIT	200	9
Lexington Corporate Properties Trust REIT	400	9
BioMed Realty Trust, Inc. REIT	300	9
KKR Financial Corp. REIT	300	8
Mills Corp. REIT	400	8
Maguire Properties, Inc. REIT	200	8
Friedman, Billings, Ramsey Group, Inc. REIT	1,000	8
Omega Healthcare Investors, Inc. REIT	400	7
RAIT Financial Trust REIT	200	7
National Health Investors REIT	200	7
Spirit Finance Corp. REIT	500	6
GMH Communities Trust REIT	600	6
* American Physicians Capital, Inc.	150	6
Redwood Trust, Inc. REIT	100	6
Highland Hospitality Corp. REIT	400	6
* Tejon Ranch Co.	100	6
Novastar Financial, Inc. REIT	200	5
Global Signal, Inc. REIT	100	5
Anthracite Capital Inc. REIT	400	5
Acadia Realty Trust REIT	200	5
MFA Mortgage Investments, Inc. REIT	600	5
Impac Mortgage Holdings, Inc. REIT	500	4
Universal Health Realty Income REIT	100	4
Sandy Spring Bancorp, Inc.	100	4
Ramco-Gershenson Properties Trust REIT	100	4
Ashford Hospitality Trust REIT	300	4
Sun Communities, Inc. REIT	100	3
CentraCore Properties Trust	99	3
Cedar Shopping Centers, Inc. REIT	200	3
Investors Real Estate Trust REIT	300	3
ASTA Funding, Inc.	100	3
Arbor Realty Trust, Inc. REIT	100	3
Luminent Mortgage Capital, Inc. REIT	300	3
Anworth Mortgage Asset Corp. REIT	300	3
Winston Hotels, Inc. REIT	200	3
Capital Lease Funding, Inc. REIT	200	2
ProLogis REIT	35	2
Urstadt Biddle Properties Class A REIT	100	2

		24,037

Health Care (12.2%)
Johnson & Johnson	21,910	1,447
Pfizer Inc.	54,180	1,403
Merck & Co., Inc.	15,010	654
Wyeth	11,440	583
* Amgen, Inc.	8,115	554
UnitedHealth Group Inc.	9,250	497
* WellPoint Inc.	5,750	452
Abbott Laboratories	8,200	399
Eli Lilly & Co.	6,720	350
Becton, Dickinson & Co.	4,920	345
Medtronic, Inc.	6,230	333
McKesson Corp.	6,400	324
Baxter International, Inc.	6,860	318
Aetna Inc.	6,180	267
Quest Diagnostics, Inc.	5,010	266
* Barr Pharmaceuticals Inc.	5,000	251
Bristol-Myers Squibb Co.	9,230	243
Schering-Plough Corp.	10,210	241
* Sciele Pharma, Inc.	10,050	241
Mylan Laboratories, Inc.	11,980	239
AmerisourceBergen Corp.	5,000	225
* King Pharmaceuticals, Inc.	14,000	223
* Gilead Sciences, Inc.	3,140	204
* Magellan Health Services, Inc.	4,700	203
Cardinal Health, Inc.	2,910	187
* Genesis Healthcare Corp.	3,800	179
* The Medicines Co.	5,600	178
* Sierra Health Services, Inc.	4,880	176
Caremark Rx, Inc.	3,070	175
* PAREXEL International Corp.	5,900	171
* Genentech, Inc.	1,920	156
Chemed Corp.	4,100	152
* Haemonetics Corp.	2,870	129
* Humana Inc.	2,200	122
* Palomar Medical Technologies, Inc.	2,400	122
* Community Health Systems, Inc.	3,300	121
* Adams Respiratory Therapeutics, Inc.	2,821	115
Applera Corp.-Applied Biosystems Group	2,960	109
CIGNA Corp.	750	99
* K-V Pharmaceutical Co. Class A	4,000	95
* Techne Corp.	1,530	85
* Greatbatch, Inc.	3,000	81
* Alkermes, Inc.	5,380	72
* Illumina, Inc.	1,400	55
* Biogen Idec Inc.	800	39
* Watson Pharmaceuticals, Inc.	1,200	31
* Boston Scientific Corp.	1,809	31
* Triad Hospitals, Inc.	600	25
* Zimmer Holdings, Inc.	280	22
* ICOS Corp.	450	15
* Pediatrix Medical Group, Inc.	300	15
* Digene Corp.	300	14
* Apria Healthcare Group Inc.	500	13
Valeant Pharmaceuticals International	700	12
* Viasys Healthcare Inc.	400	11
Vital Signs, Inc.	200	10
* Candela Corp.	800	10
* Myriad Genetics, Inc.	300	9
* Cubist Pharmaceuticals, Inc.	372	7
* Par Pharmaceutical Cos. Inc.	300	7
* Kindred Healthcare, Inc.	200	5
* Symmetry Medical Inc.	100	1

		13,118

Industrials (10.9%)
General Electric Co.	71,480	2,660
United Technologies Corp.	8,540	534
The Boeing Co.	4,260	378
Honeywell International Inc.	8,170	370
Lockheed Martin Corp.	3,650	336
PACCAR, Inc.	5,070	329
CSX Corp.	9,020	311
3M Co.	3,930	306
* Terex Corp.	4,740	306
Caterpillar, Inc.	4,620	283
Union Pacific Corp.	3,000	276
Parker Hannifin Corp.	3,500	269
Northrop Grumman Corp.	3,930	266
Emerson Electric Co.	5,640	249
* Lamson & Sessions Co.	10,000	243
United Parcel Service, Inc.	3,080	231
Steelcase Inc.	12,500	227
* Genlyte Group, Inc.	2,900	227
FedEx Corp.	2,060	224
* H&E Equipment Services, Inc.	9,000	223
* Celadon Group Inc.	12,834	215
Republic Services, Inc. Class A	5,150	209
Trinity Industries, Inc.	5,900	208
* Allied Waste Industries, Inc.	16,820	207
A.O. Smith Corp.	5,320	200
Burlington Northern Santa Fe Corp.	2,470	182
Raytheon Co.	3,100	164
* AMR Corp.	4,810	145
* P.A.M. Transportation Services, Inc.	6,562	145
* Thomas & Betts Corp.	2,900	137
Cummins Inc.	1,130	134
Adesa, Inc.	4,600	128
* CBIZ Inc.	18,300	128
Manpower Inc.	1,700	127
Kennametal, Inc.	2,000	118
Lincoln Electric Holdings, Inc.	1,680	102
General Dynamics Corp.	1,350	100
Arkansas Best Corp.	2,607	94
* NCI Building Systems, Inc.	1,800	93
The Timken Co.	2,960	86
* Navistar International Corp.	2,479	83
Pitney Bowes, Inc.	1,600	74
* EnPro Industries, Inc.	2,100	70
Precision Castparts Corp.	830	65
* Consolidated Graphics, Inc.	1,000	59
Illinois Tool Works, Inc.	1,180	55
R.R. Donnelley & Sons Co.	1,500	53
Herman Miller, Inc.	600	22
Con-way, Inc.	340	15
Waste Management, Inc.	300	11
Granite Construction Co.	200	10
John H. Harland Co.	200	10
* Swift Transportation Co., Inc.	380	10
* Mobile Mini, Inc.	200	5

		11,712

Information Technology (15.2%)
Microsoft Corp.	60,998	1,821
International Business Machines Corp.	11,810	1,147
* Cisco Systems, Inc.	41,950	1,146
Hewlett-Packard Co.	21,930	903
Intel Corp.	39,990	810
* Google Inc.	1,450	668
* Oracle Corp.	32,900	564
* Apple Computer, Inc.	4,720	400
* Dell Inc.	15,880	398
Motorola, Inc.	16,930	348
Western Union Co.	14,840	333
* Agilent Technologies, Inc.	9,420	328
QUALCOMM Inc.	8,620	326
Texas Instruments, Inc.	10,670	307
Automatic Data Processing, Inc.	6,180	304
* Fiserv, Inc.	5,800	304
* Corning, Inc.	15,570	291
* Lexmark International, Inc.	3,850	282
* LAM Research Corp.	5,290	268
* ON Semiconductor Corp.	31,600	239
* Sybase, Inc.	9,300	230
* CSG Systems International, Inc.	8,470	226
* Western Digital Corp.	11,000	225
* Anixter International Inc.	4,140	225
* MicroStrategy Inc.	1,940	221
* RealNetworks, Inc.	19,800	217
* Tyler Technologies, Inc.	13,600	191
United Online, Inc.	14,100	187
* Fairchild Semiconductor International, Inc.	10,700	180
* Computer Sciences Corp.	3,270	175
Applied Materials, Inc.	9,000	166
* Zoran Corp.	10,701	156
* Komag, Inc.	4,010	152
* eBay Inc.	4,810	145
* Interdigital Communications Corp.	4,300	144
* Yahoo! Inc.	5,570	142
* Symantec Corp.	6,750	141
* UTStarcom, Inc.	15,950	140
First Data Corp.	5,240	134
* Coherent, Inc.	4,200	133
Intersil Corp.	5,140	123
* Intuit, Inc.	4,000	122
* Cadence Design Systems, Inc.	6,800	122
MTS Systems Corp.	2,980	115
* MKS Instruments, Inc.	5,000	113
* Arrow Electronics, Inc.	3,500	110
* Xerox Corp.	6,000	102
Electronic Data Systems Corp.	3,340	92
* EMC Corp.	6,730	89
* NVIDIA Corp.	2,400	89
* Alliance Data Systems Corp.	1,300	81
* Radiant Systems, Inc.	6,300	66
* Advanced Micro Devices, Inc.	3,140	64
National Semiconductor Corp.	2,200	50
* Intevac, Inc.	1,800	47
* VeriSign, Inc.	1,900	46
* LSI Logic Corp.	4,700	42
* Novellus Systems, Inc.	1,200	41
* MEMC Electronic Materials, Inc.	1,020	40
* Perot Systems Corp.	2,000	33
Global Payments Inc.	440	20
* International Rectifier Corp.	500	19
Imation Corp.	300	14
* Hyperion Solutions Corp.	350	13
* CACI International, Inc.	210	12
* Veeco Instruments, Inc.	600	11
Jack Henry & Associates Inc.	500	11
* PortalPlayer Inc.	539	7
Methode Electronics, Inc. Class A	300	3
* Ciber, Inc.	400	3
* SYNNEX Corp.	100	2

		16,419

Materials (3.3%)
E.I. du Pont de Nemours & Co.	8,580	418
Nucor Corp.	5,730	313
Allegheny Technologies Inc.	3,150	286
United States Steel Corp.	3,900	285
Dow Chemical Co.	6,620	264
Freeport-McMoRan Copper & Gold, Inc. Class B	4,700	262
Steel Dynamics, Inc.	7,600	247
Southern Peru Copper Corp. (U.S. Shares)	4,020	217
Alcoa Inc.	6,010	180
* AK Steel Corp.	10,412	176
Phelps Dodge Corp.	1,300	156
Temple-Inland Inc.	3,300	152
Reliance Steel & Aluminum Co.	3,060	121
Greif Inc. Class A	1,000	118
Eagle Materials, Inc.	2,486	107
PPG Industries, Inc.	1,200	77
Monsanto Co.	1,326	70
Eastman Chemical Co.	600	36
Newmont Mining Corp. (Holding Co.)	570	26
Chaparral Steel Co.	400	18
Texas Industries, Inc.	200	13
* Oregon Steel Mills, Inc.	200	12

		3,554

Telecommunication Services (3.3%)
AT&T Inc.	26,726	955
Verizon Communications Inc.	23,030	858
BellSouth Corp.	10,040	473
Sprint Nextel Corp.	19,889	376
Embarq Corp.	5,061	266
CT Communications, Inc.	9,500	218
Telephone & Data Systems, Inc.	3,970	216
Citizens Communications Co.	8,960	129
Alltel Corp.	730	44
* Leap Wireless International, Inc.	300	18
Golden Telecom, Inc.	180	8

		3,561

Utilities (3.9%)
FirstEnergy Corp.	5,900	356
PG&E Corp.	7,200	341
Xcel Energy, Inc.	12,810	295
Exelon Corp.	4,640	287
TXU Corp.	4,950	268
Public Service Enterprise Group, Inc.	4,030	268
Pinnacle West Capital Corp.	5,090	258
American Electric Power Co., Inc.	5,520	235
Edison International	5,040	229
Puget Energy, Inc.	8,860	225
Cleco Corp.	8,570	216
Dominion Resources, Inc.	2,350	197
Duke Energy Corp.	5,190	172
CenterPoint Energy Inc.	8,670	144
ONEOK, Inc.	3,073	133
Westar Energy, Inc.	4,400	114
Sempra Energy	1,800	101
CH Energy Group, Inc.	1,800	95
Wisconsin Energy Corp.	1,918	91
Southern Co.	2,160	81
Energen Corp.	500	23
PNM Resources Inc.	550	17
* El Paso Electric Co.	330	8

		4,154

Total Common Stocks
(Cost $92,941)		107,220

Temporary Cash Investments (0.5%)

Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund, 5.294%	454,431	454

	Face Amount ($000)

U.S. Agency Obligation (0.1%)
2 Federal National Mortgage Assn
3 5.188%, 1/26/07	100	100

Total Temporary Cash Investments
(Cost $553)		554

Total Investments (100.1%)
(Cost $93,494)		107,774

Other Assets and Liabilities—Net (-0.1%)		(94)

Net Assets (100%)		107,680

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2006, the cost of investment securities for tax purposes was $93,494,000. Net unrealized appreciation of investment securities for tax purposes was $14,280,000, consisting of unrealized gains of $16,531,000 on securities that had risen in value since their purchase and $2,251,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1	357	1
E-mini S&P 500 Index	3	214	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Large-Cap Growth Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (14.0%)
Home Depot, Inc.	14,006	562
Lowe's Cos., Inc.	11,268	351
* Kohl's Corp.	4,480	307
Omnicom Group Inc.	2,932	307
Target Corp.	5,277	301
J.C. Penney Co., Inc. (Holding Co.)	3,686	285
* Comcast Corp. Class A	6,486	275
Yum! Brands, Inc.	4,543	267
TJX Cos., Inc.	8,900	254
News Corp., Class A	11,234	241
The Walt Disney Co.	6,343	217
Nordstrom, Inc.	4,131	204
* DIRECTV Group, Inc.	8,128	203
Polo Ralph Lauren Corp.	2,592	201
* MGM Mirage, Inc.	3,430	197
Darden Restaurants Inc.	4,884	196
* Starbucks Corp.	5,493	195
Best Buy Co., Inc.	3,773	186
* Viacom Inc. Class B	4,459	183
Brinker International, Inc.	5,820	176
* EchoStar Communications Corp. Class A	4,586	174
Sherwin-Williams Co.	2,670	170
* AnnTaylor Stores Corp.	5,049	166
NIKE, Inc. Class B	1,414	140
* ITT Educational Services, Inc.	2,000	133
Newell Rubbermaid, Inc.	4,467	129
Limited Brands, Inc.	4,400	127
* Clear Channel Outdoor Holdings, Inc. Class A	4,402	123
The McGraw-Hill Cos., Inc.	1,720	117
Leggett & Platt, Inc.	4,504	108
Abercrombie & Fitch Co.	1,529	106
International Game Technology	2,270	105
Harley-Davidson, Inc.	1,400	99
* Las Vegas Sands Corp.	1,000	89
* Office Depot, Inc.	2,100	80
* NVR, Inc.	120	77
Johnson Controls, Inc.	800	69
* The Goodyear Tire & Rubber Co.	2,760	58
* Univision Communications Inc.	792	28
* Nutri/System Inc.	400	25
* Wyndham Worldwide Corp.	598	19
Circuit City Stores, Inc.	571	11
Time Warner, Inc.	272	6

		7,267

Consumer Staples (9.5%)
Wal-Mart Stores, Inc.	17,174	793
PepsiCo, Inc.	11,787	737
Altria Group, Inc.	6,817	585
The Coca-Cola Co.	9,583	462
The Procter & Gamble Co.	4,863	313
Walgreen Co.	6,141	282
CVS Corp.	7,134	221
Colgate-Palmolive Co.	3,305	216
Anheuser-Busch Cos., Inc.	3,589	176
Brown-Forman Corp. Class B	2,627	174
Sysco Corp.	4,411	162
Kimberly-Clark Corp.	1,906	130
The Pepsi Bottling Group, Inc.	3,950	122
Costco Wholesale Corp.	2,285	121
The Estee Lauder Cos. Inc. Class A	2,600	106
* Energizer Holdings, Inc.	1,207	86
The Kroger Co.	3,500	81
Sara Lee Corp.	4,000	68
Kellogg Co.	1,328	66
* Hansen Natural Corp.	1,680	57

		4,958

Energy (4.0%)
Halliburton Co.	9,196	286
ExxonMobil Corp.	3,060	234
ENSCO International, Inc.	3,857	193
XTO Energy, Inc.	3,915	184
* Superior Energy Services, Inc.	5,600	183
Helmerich & Payne, Inc.	6,900	169
Baker Hughes, Inc.	2,139	160
* Unit Corp.	3,006	146
Tidewater Inc.	2,900	140
Patterson-UTI Energy, Inc.	5,660	131
W&T Offshore, Inc.	3,000	92
* Todco Class A	1,500	51
Sunoco, Inc.	809	50
Diamond Offshore Drilling, Inc.	390	31
Rowan Cos., Inc.	740	25
* Denbury Resources, Inc.	854	24

		2,099

Financials (8.7%)
The Goldman Sachs Group, Inc.	2,375	473
American Express Co.	7,313	444
State Street Corp.	3,866	261
The First Marblehead Corp.	3,640	199
* E*TRADE Financial Corp.	8,000	179
Freddie Mac	2,490	169
Simon Property Group, Inc. REIT	1,591	161
* AmeriCredit Corp.	5,960	150
W.R. Berkley Corp.	4,304	148
American International Group, Inc.	2,062	148
Northern Trust Corp.	2,430	147
IndyMac Bancorp, Inc.	3,251	147
Franklin Resources Corp.	1,216	134
The Chicago Mercantile Exchange Holdings, Inc.	260	133
Wells Fargo & Co.	3,636	129
Morgan Stanley	1,537	125
United Dominion Realty Trust REIT	3,850	122
AFLAC Inc.	2,569	118
Mellon Financial Corp.	2,730	115
Bank of Hawaii Corp.	2,120	114
Forest City Enterprise Class A	1,890	110
Federal Realty Investment Trust REIT	1,248	106
SLM Corp.	2,064	101
* NYSE Group Inc.	1,000	97
Charles Schwab Corp.	4,815	93
* CBOT Holdings, Inc. Class A	380	58
Ambac Financial Group, Inc.	600	53
Merrill Lynch & Co., Inc.	570	53
Prudential Financial, Inc.	509	44
Lehman Brothers Holdings, Inc.	540	42
Progressive Corp. of Ohio	1,510	37
The St. Joe Co.	571	31
Capital One Financial Corp.	359	28
Wachovia Corp.	438	25
The Bank of New York Co., Inc.	330	13
* Realogy Corp.	248	8

		4,515

Health Care (17.5%)
Johnson & Johnson	19,263	1,272
* Amgen, Inc.	8,418	575
UnitedHealth Group Inc.	10,090	542
Medtronic, Inc.	8,615	461
Abbott Laboratories	8,869	432
Wyeth	6,853	349
* Genentech, Inc.	3,355	272
Becton, Dickinson & Co.	3,810	267
Baxter International, Inc.	5,742	266
Merck & Co., Inc.	6,072	265
Eli Lilly & Co.	4,879	254
Schering-Plough Corp.	10,595	250
* Forest Laboratories, Inc.	4,900	248
McKesson Corp.	4,716	239
* Laboratory Corp. of America Holdings	3,150	231
Caremark Rx, Inc.	3,924	224
* Biogen Idec Inc.	4,310	212
* Cephalon, Inc.	2,850	201
Cardinal Health, Inc.	2,980	192
Quest Diagnostics, Inc.	3,555	188
* Barr Pharmaceuticals Inc.	3,648	183
Mylan Laboratories, Inc.	8,598	172
* WellPoint Inc.	2,104	166
* Gilead Sciences, Inc.	2,460	160
AmerisourceBergen Corp.	3,530	159
Aetna Inc.	3,314	143
* ImClone Systems, Inc.	5,290	142
* Sierra Health Services, Inc.	3,407	123
* Humana Inc.	2,200	122
Bristol-Myers Squibb Co.	4,525	119
* Community Health Systems, Inc.	3,054	112
* Zimmer Holdings, Inc.	1,370	107
* Boston Scientific Corp.	6,127	105
* Express Scripts Inc.	940	67
Pharmaceutical Product Development, Inc.	2,042	66
* Emdeon Corp.	5,080	63
Stryker Corp.	1,127	62
* Health Net Inc.	760	37
* Lincare Holdings, Inc.	690	27
* IDEXX Laboratories Corp.	246	20
* Kinetic Concepts, Inc.	364	14

		9,109

Industrials (14.3%)
General Electric Co.	36,251	1,349
The Boeing Co.	5,198	462
3M Co.	5,397	421
United Technologies Corp.	5,882	368
Caterpillar, Inc.	5,455	334
United Parcel Service, Inc.	4,026	302
Lockheed Martin Corp.	3,271	301
FedEx Corp.	2,184	237
PACCAR, Inc.	3,436	223
Emerson Electric Co.	4,946	218
CSX Corp.	5,710	197
Burlington Northern Santa Fe Corp.	2,600	192
Waste Management, Inc.	4,970	183
Steelcase Inc.	9,800	178
Manpower Inc.	2,350	176
Honeywell International Inc.	3,880	176
Trinity Industries, Inc.	4,800	169
Parker Hannifin Corp.	2,170	167
Harsco Corp.	2,180	166
* AMR Corp.	5,480	166
* Thomas & Betts Corp.	3,480	165
Cummins Inc.	1,310	155
Carlisle Co., Inc.	1,829	144
The Timken Co.	4,600	134
Raytheon Co.	2,527	133
Union Pacific Corp.	1,440	133
Illinois Tool Works, Inc.	2,558	118
* Corrections Corp. of America	2,605	118
The Manitowoc Co., Inc.	1,800	107
Con-way, Inc.	2,263	100
Northrop Grumman Corp.	880	60
Joy Global Inc.	900	44
Avery Dennison Corp.	516	35
Precision Castparts Corp.	336	26

		7,457

Information Technology (26.8%)
Microsoft Corp.	64,273	1,919
* Cisco Systems, Inc.	43,550	1,190
International Business Machines Corp.	10,696	1,039
Intel Corp.	42,173	854
* Google Inc.	1,495	688
Hewlett-Packard Co.	13,620	561
* Apple Computer, Inc.	6,013	510
* Oracle Corp.	28,723	492
QUALCOMM Inc.	11,303	427
* Dell Inc.	14,755	370
Texas Instruments, Inc.	11,161	321
Motorola, Inc.	14,835	305
Automatic Data Processing, Inc.	5,224	257
* Fiserv, Inc.	4,539	238
* Agilent Technologies, Inc.	6,800	237
* Corning, Inc.	12,407	232
Western Union Co.	10,322	231
Electronic Data Systems Corp.	8,116	224
* Yahoo! Inc.	8,657	221
* BMC Software, Inc.	6,560	211
* eBay Inc.	6,691	201
* Intuit, Inc.	6,502	198
Applied Materials, Inc.	9,999	184
Fair Isaac, Inc.	4,500	183
* LAM Research Corp.	3,560	180
* Western Digital Corp.	8,531	175
* Novellus Systems, Inc.	4,853	167
First Data Corp.	6,522	166
* Fairchild Semiconductor International, Inc.	9,800	165
* LSI Logic Corp.	16,880	152
* Avnet, Inc.	5,840	149
* Advanced Micro Devices, Inc.	6,877	140
* EMC Corp.	10,594	140
* Ceridian Corp.	4,870	136
AVX Corp.	9,100	134
National Semiconductor Corp.	5,902	134
Harris Corp.	2,827	130
* Dolby Laboratories Inc.	3,950	123
* Teradyne, Inc.	7,690	115
* Sanmina-SCI Corp.	23,800	82
Global Payments Inc.	1,495	69
* Akamai Technologies, Inc.	1,167	62
* Symantec Corp.	2,730	57
* Convergys Corp.	2,200	52
* MEMC Electronic Materials, Inc.	1,043	41
* DST Systems, Inc.	404	25
* Agere Systems Inc.	1,255	24
* Adobe Systems, Inc.	500	21
Fidelity National Information Services, Inc.	150	6

		13,938

Materials (2.8%)
Monsanto Co.	3,927	206
* Pactiv Corp.	5,730	205
E.I. du Pont de Nemours & Co.	4,165	203
Freeport-McMoRan Copper & Gold, Inc. Class B	3,460	193
Celanese Corp. Series A	7,170	186
Eagle Materials, Inc.	3,640	157
Newmont Mining Corp. (Holding Co.)	2,810	127
Alcoa Inc.	3,980	119
Southern Peru Copper Corp. (U.S. Shares)	1,508	81

		1,477

Telecommunication Services (0.9%)
Telephone & Data Systems, Inc.	2,500	136
* U.S. Cellular Corp.	1,600	111
Sprint Nextel Corp.	4,974	94
* NII Holdings Inc.	982	63
* Level 3 Communications, Inc.	8,500	48

		452

Utilities (1.3%)
Exelon Corp.	4,100	254
TXU Corp.	4,214	228
* Allegheny Energy, Inc.	1,230	56
* AES Corp.	2,510	55
Constellation Energy Group, Inc.	400	28
* NRG Energy, Inc.	470	26

		647

Total Common Stocks
(Cost $48,611)	51,919

	Face
	Amount
	($000)

Temporary Cash Investment (0.2%)

U.S. Agency Obligation
1 Federal National Mortgage Assn
2 5.188%, 1/26/07
(Cost $98)	100	100

Total Investments (100.0%)
(Cost $48,709)		52,019

Other Assets and Liabilities—Net (0.0%)		8

Net Assets (100%)		52,027

*	Non-income-producing security.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2006, the cost of investment securities for tax purposes was $48,709,000. Net unrealized appreciation of investment securities for tax purposes was $3,310,000, consisting of unrealized gains of $4,962,000 on securities that had risen in value since their purchase and $1,652,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500	1	71	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 14, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.